Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Rollforward of lease liabilities

Description	Average remaining term	Weighted average rate	December 31, 2020	Additions	Contractual modifications	Payments	Interest incurred	Write-offs	Transfers (*)	Foreign currency exchange	December 31, 2021

Lease without purchase option:
Aircraft and engines	7.87	21%	11,663,143	868,705	119,196	(1,906,735)	2,352,332	(16,153)	(205,978)	850,137	13,724,647
Other	4.99	9%	57,278	70,174	—	(18,097)	4,965	(42,433)	—	(18)	71,869
Lease with purchase option:
Aircraft and engines	5.72	8%	800,391	170,621	125,083	(140,470)	76,343	—	—	62,091	1,094,059
Total			12,520,812	1,109,500	244,279	(2,065,302)	2,433,640	(58,586)	(205,978)	912,210	14,890,575

Current liabilities			2,272,349								3,497,665
Non-current liabilities			10,248,463								11,392,910

Description	Average payment term in years	Weighted average rate	December 31, 2019	Additions	Contractual modifications	Payments	Interest incurred	Write-offs	Foreign currency exchange	December 31, 2020

Lease without purchase option:
Aircraft and engines	7.89	22%	11,046,134	2,329,443	(5,327,038)	(1,162,869)	1,431,944	(4,912)	3,350,441	11,663,143
Other	2.12	8%	72,230	—	—	(21,741)	6,881	—	(92)	57,278
Lease with purchase option:
Aircraft and engines	5.54	14%	988,257	—	(374,890)	(231,417)	130,326	—	288,115	800,391
Total in R$			12,106,621	2,329,443	(5,701,928)	(1,416,027)	1,569,151	(4,912)	3,638,464	12,520,812

Current liabilities			1,585,233							2,272,349
Non-current liabilities			10,521,388							10,248,463

(a)	Transfers made to the line item “Other non-current liabilities” related to past-due lease liabilities with a lessor that entered court-supervised reorganization.

Schedule of lease amortization

	December 31,
Description	2021	2020

2021	—	2,498,180
2022	3,802,070	3,206,765
2023	4,056,001	3,641,808
2024	4,015,746	3,610,754
2025	3,397,128	3,011,683
2026	3,072,413	2,716,366
After 2026	10,080,996	8,483,014
Minimum lease payment	28,424,354	27,168,570

Financial charges	(13,533,779)	(14,647,758)

Present value of minimum lease payments	14,890,575	12,520,812

Covenants
As of December 31, 2021, the Company has lease liabilities subject to covenants related to the indebtedness level and the debt service coverage ratio.

Covenant related to:	Indicators for the measurement	Frequency of measurement

Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 5.5.	Quarterly/Annual